RELATED PARTY TRANSACTIONS - Summary of balance due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties	$ 26,646	$ 13,934
CCL
Related Party Transaction [Line Items]
Due to related parties	40	2,378
Seatankers
Related Party Transaction [Line Items]
Due to related parties	7,120	0
TFG Marine
Related Party Transaction [Line Items]
Due to related parties	17,855	6,563
Other
Related Party Transaction [Line Items]
Due to related parties	$ 1,631	$ 4,993